COMMITMENTS AND CONTINGENCIES - Litigations related to Beijing Kangtuo Technologies Co.,Ltd ("BJKT") (Details)		1 Months Ended					12 Months Ended
	Apr. 24, 2018 CNY (¥)	Dec. 31, 2019 USD ($) building	Dec. 31, 2019 CNY (¥) building	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) individual
Damages sought value		$ 24,419,000	¥ 170,000,000	$ 22,983,000	¥ 160,000,000		¥ 97,100,000
Overdue Construction Fees							83,300,000
Liquidated Damage							13,800,000
Accrued liability			¥ 90,200,000				90,200,000
Provision							0
Xin Run
Damages sought value	¥ 14,400,000						20,200,000
Number Of IDC Buildings And Related Land Use Right Sealed Up | building		2	2
Xin Run | BJKT
Damages sought value						¥ 35,600,000
Overdue Construction Fees			¥ 69,300,000		14,000,000
Liquidated Damage			9,200,000		¥ 6,500,000
Altered construction fees			31,300,000
Altered Liquidated Damage			7,300,000
Debt Due From Related Party Transferred			38,000,000
Xin Run | Suppliers of BJKT
Damages sought value							¥ 14,000,000
Number of other suppliers filed similar lawsuits | individual							3
Xin Run | Equipment technology company
Debt Due From Related Party Transferred			¥ 38,000,000